Note 15 - Retirement and Pension Plans (Detail) - The percentage of major category of plan assets	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash [Member]
Percentage of major category of plan assets	25.00%	24.00%
Debt Securities [Member]
Percentage of major category of plan assets	20.00%	19.00%
Equity Securities [Member]
Percentage of major category of plan assets	36.00%	10.00%